Debt, Cargill Facility (Details) - USD ($)		6 Months Ended
	Jun. 29, 2018	Jun. 30, 2024	May 01, 2024	Dec. 31, 2023
Debt Instruments [Abstract]
Vessel fair value participation liability		$ 0		$ 5,000,000
Cargill Facility [Member]
Debt Instruments [Abstract]
Term of time charter		5 years
Bareboat hire rate per day	$ 8,600
Obligation to buy back vessel at end of term of time charter	$ 22,671,000
Percentage of excess fair market value of vessel to be shared		25.00%
Vessel fair value participation liability			$ 4,956,000	$ 5,000,000
Cargill Facility [Member] | Interest and Finance Costs [Member]
Debt Instruments [Abstract]
Amortization of debt discount		$ 1,419,000